Early Deposit Mineral Stream Interests - Summary of Early Deposit Mineral Stream Interests (Detail) $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($)
Disclosure Of Mineral Stream Interests [line items]
Upfront Consideration Paid to Date	$ 33,250	[1]
Upfront Consideration to be Paid	325,250	[1],[2]
Total Upfront Consideration	$ 358,500
Toroparu [member]
Disclosure Of Mineral Stream Interests [line items]
Name of mine owner	Gran Colombia
Location of Mine	Guyana
Upfront Consideration Paid to Date	$ 15,500	[1]
Upfront Consideration to be Paid	138,000	[1],[2]
Total Upfront Consideration	$ 153,500
Gold	10.00%
Silver	50.00%
Term of Agreement	Life of Mine
Cotabambas [member]
Disclosure Of Mineral Stream Interests [line items]
Name of mine owner	Panoro
Location of Mine	Peru
Upfront Consideration Paid to Date	$ 10,750	[1]
Upfront Consideration to be Paid	129,250	[1],[2]
Total Upfront Consideration	$ 140,000
Gold	25.00%	[3]
Silver	100.00%	[3]
Term of Agreement	Life of Mine
Kutcho [member]
Disclosure Of Mineral Stream Interests [line items]
Name of mine owner	Kutcho
Location of Mine	Canada
Upfront Consideration Paid to Date	$ 7,000	[1]
Upfront Consideration to be Paid	58,000	[1],[2]
Total Upfront Consideration	$ 65,000
Gold	100.00%	[4]
Silver	100.00%	[4]
Term of Agreement	Life of Mine

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
[2]	Please refer to Note 25 for details of when the remaining upfront consideration to be paid becomes due.
[3]	Once 90 million silver equivalent ounces attributable to Wheaton have been produced, the attributable production will decrease to 16.67% of gold production and 66.67% of silver production for the life of mine.
[4]	Once 51,000 ounces of gold and 5.6 million ounces of silver have been delivered to Wheaton, the stream will decrease to 66.67% of gold and silver production for the life of mine.